Land, Property, Plant and Equipment (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended				6 Months Ended	12 Months Ended
	Mar. 15, 2015 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Apr. 15, 2015 CNY (¥)	Feb. 15, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2018 USD ($)	Feb. 28, 2018	Dec. 15, 2015	Jun. 30, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use							¥ 0	$ 0	¥ 2,042,198	¥ 1,277,373
Property Plant And Equipment Pledged As Collateral For Short Term Borrowings							1,439,820		1,689,460				$ 209,413
Business Combination, Contingent Consideration, Liability	¥ 300,000															¥ 250,000
Long-term Debt, Current Maturities							378,153				¥ 175,000		55,000
Payment Of Installment					¥ 400,000
Cash Consideration For Sale of Machinery And Equipment				¥ 250,000	¥ 300,000
Additional Penalty Charge	¥ 1,750
Repayment Of Cash Consideration				¥ 300,000
Payment Of Interest And Penalty						¥ 28,000
Instant Repayment Of Cash Consideration											75,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)							193,700	28,200	486,513
Accounts Payable, Trade, Current							3,293		269				$ 479
Other General and Administrative Expense							2,001	291	128
Equipment Carry Value Surrendered To Settle Payables							¥ 1,292	$ 188	141
Asset Impairment Charges									144,891
Weighted Average Discount Rate, Percent							14.00%	14.00%
Proceeds from Sale of Property, Plant, and Equipment							¥ 28,675	$ 4,171	47,744	33,087
Gain (Loss) on Disposition of Assets							¥ 19,024	2,767	8,455	34,339
Equity Method Investment, Ownership Percentage							100.00%						100.00%	60.00%	100.00%
Due to Affiliate							¥ 165,902
Property, Plant and Equipment, Gross, Period Increase (Decrease)							42,892	6,238
Increase (Decrease) in Accounts Payable							(80,210)	(11,666)	75,072	(1,167,927)
Cash and Cash Equivalents, Period Increase (Decrease)							(116,360)	(16,924)	(147,698)	(719,235)
Increase (Decrease) in Due from Related Parties							165,902	24,129
Yingli Tianjin International Trading Ltd [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Due from Related Parties							138,052	20,079
Hainan Yingli [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Contingent Consideration, Liability											¥ 250,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use									¥ 1,897,307	¥ 1,277,373
Property, Plant and Equipment, Disposals												¥ 405,282
Remaining Useful Lives Of Leased Assets												7 years
Sale Leaseback Transaction Total Rental Payments												¥ 403,191
Proceeds from Sale of Property, Plant, and Equipment												¥ 400,000
Land [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		¥ 27,825	$ 4,047
Gain (Loss) on Disposition of Assets							4,565	664
Property, Plant and Equipment, Gross, Period Increase (Decrease)							199,483	29,014
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Period Increase (Decrease)							¥ 160,556	$ 23,352